Advance to Suppliers, Net - Schedule of Allowance for Credit Losses (Details) - Allowance for Credit Losses [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Allowance for Credit Losses [Line Items]
Balance as of the beginning of year	$ 569,799	$ 902,189
Reversals when collected	(222,449)	(310,480)
Translation adjustments	(6,315)	(21,910)
Balance as of the end of year	$ 341,035	$ 569,799